Accumulated Other Comprehensive Loss (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Loss [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (110.2)	$ (95.2)
Net other comprehensive (loss) income	(71.5)	(12.1)	(16.7)
Accumulated Other Comprehensive Income (Loss), Net of Tax	(174.1)	(110.2)	(95.2)
Foreign Currency Items (1)
Accumulated Other Comprehensive Loss [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(76.3)	(28.1)	(10.6)
Other comprehensive (loss) income before reclassifications	(40.2)	(48.2)	(17.5)
Net other comprehensive (loss) income	(40.2)	(48.2)	(17.5)
Accumulated Other Comprehensive Income (Loss), Net of Tax	(116.5)	(76.3)	(28.1)
Available-for-sale Securities
Accumulated Other Comprehensive Loss [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax		0.2		0.2
Other comprehensive (loss) income before reclassifications		(0.2)
Net other comprehensive (loss) income		(0.2)
Accumulated Other Comprehensive Income (Loss), Net of Tax				0.2
Pension Plans
Accumulated Other Comprehensive Loss [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(33.9)	(67.3)	(65.9)
Other comprehensive (loss) income before reclassifications	(30.7)	31.3	(4.3)
Amounts reclassified from accumulated other comprehensive loss	(0.1)	2.1	2.9
Net other comprehensive (loss) income	(30.8)	33.4	(1.4)
Amount of accumulated other comprehensive income transferred from SunEdison (2)	7.1
Accumulated Other Comprehensive Income (Loss), Net of Tax	(57.6)	(33.9)	(67.3)
Amortization of net actuarial gain (loss) and prior service credit (cost)	$ 0.1	$ (2.1)	$ (2.9)